Restructuring - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 26	$ 61	$ 38
2011 Avis Europe Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	21	40	37
Restructuring and Related Cost, Expected Number of Positions Eliminated	230	580	550
Restructuring and Related Cost, Number of Positions Eliminated	210
2012 Truck Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		21	1
2014 T15 Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	5
Restructuring and Related Cost, Expected Number of Positions Eliminated	75
Restructuring and Related Cost, Number of Positions Eliminated	65
Restructuring and Related Cost, Expected Cost				$ 10